Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Fidelity SAI U.S. Quality Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI U.S. Quality Index Fund
Class Name	Fidelity® SAI U.S. Quality Index Fund
Trading Symbol	FUQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI U.S. Quality Index Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Quality Index Fund	$ 12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, information technology gained 36% and contributed most to the fund's performance for the fiscal year. Communication services stocks also helped (+38%), benefiting from the media & entertainment industry (+38%). Health care rose 13%, boosted by the pharmaceuticals, biotechnology & life sciences industry (+17%), financials gained approximately 16%, lifted by the financial services industry (+17%), and consumer discretionary advanced roughly 28%. Other contributors included the consumer staples (+13%), industrials (+8%), real estate (+27%) and materials (+10%) sectors.
•Conversely, energy returned about 49% and detracted.
•Turning to individual stocks, the top contributor was Nvidia (+145%), from the semiconductors & semiconductor equipment industry. Within the same group, Broadcom gained approximately 95% and helped. In media & entertainment, Meta Platforms (+48%) and Alphabet (+30%) lifted the fund. Lastly, Microsoft (+25%), from the software & services group, also helped.
•In contrast, the biggest detractor was Qualcomm (-15%), from the semiconductors & semiconductor equipment industry. From the same industry, Texas Instruments returned -5% and hurt. Fortinet (-25%), a stock in the software & services group, detracted. In health care equipment & services, Edwards Lifesciences returned -23% and hindered the fund. Lastly, in commercial & professional services, Paycom Software (-54%) detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2015 through July 31, 2024. Initial investment of $10,000. Fidelity® SAI U.S. Quality Index Fund $10,000 $10,901 $12,503 $15,093 $16,556 $19,890 $26,383 $24,654 $28,344 $35,673 Fidelity SAI U.S. Quality Index Fund Linked Index℠ $10,000 $10,911 $12,543 $15,159 $16,640 $19,994 $26,537 $24,791 $28,554 $35,908 Fidelity U.S. Quality Focus Index℠ $10,000 $10,901 $12,503 $15,093 $16,573 $19,914 $26,430 $24,691 $28,439 $35,763 S&P 500® Index $10,000 $10,983 $12,745 $14,815 $15,998 $17,911 $24,439 $23,305 $26,339 $32,172 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® SAI U.S. Quality Index Fund 25.86% 16.59% 15.51% Fidelity SAI U.S. Quality Index Fund Linked Index℠ 25.76% 16.63% 15.60% Fidelity U.S. Quality Focus Index℠ 25.76% 16.63% -% S&P 500® Index 22.15% 15.00% 14.17% A From October 8, 2015 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 08, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,176,823,098
Holdings Count | shares	87
Advisory Fees Paid, Amount	$ 13,330,347
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$14,176,823,098
Number of Holdings	87
Total Advisory Fee	$13,330,347
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 41.0 Health Care 15.1 Communication Services 11.9 Financials 10.8 Industrials 7.0 Consumer Staples 6.8 Consumer Discretionary 5.8 Real Estate 1.1 Energy 0.2 Materials 0.1 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) United States 99.8 Israel 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 9.7 NVIDIA Corp 8.6 Alphabet Inc Class A 6.5 Meta Platforms Inc Class A 4.9 Microsoft Corp 4.1 Johnson & Johnson 4.0 Mastercard Inc Class A 3.8 Visa Inc Class A 3.7 Coca-Cola Co/The 3.6 Adobe Inc 3.4 52.3
Fidelity SAI Small-Mid Cap 500 Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Small-Mid Cap 500 Index Fund
Class Name	Fidelity® SAI Small-Mid Cap 500 Index Fund
Trading Symbol	FZFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Small-Mid Cap 500 Index Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Small-Mid Cap 500 Index Fund	$ 6	0.05%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, industrials gained about 18% and contributed most to the fund's performance for the fiscal year, especially among capital goods firms (+24%). Financials rose about 21% and also helped, as did consumer discretionary stocks, which advanced approximately 11%. Further bolstering performance was the utilities sector (+40%), along with information technology and real estate companies, which advanced 7% and 9%, respectively. Exposure to materials (+10%), energy (+8%), health care (+2%) and consumer staples (+7%) stocks was beneficial as well.
•Among individual holdings, the top contributor was utilities firm Vistra (+211%). A stake in capital goods stock Vertiv Holdings (+232%) was another plus, along with consumer durables & apparel company Deckers Outdoor (+78%). Applovin, within the software & services industry, gained roughly 164% and helped as well. In the consumer discretionary distribution & retail category, a stake in Williams-Sonoma (+106%) also was advantageous.
•In contrast, holdings in the communication services sector returned about -6% and detracted most, primarily due to the media & entertainment industry (-7%).
•On a stock-specific basis, the biggest detractor was Exact Sciences (-53%), a position in the pharmaceuticals, biotechnology & life sciences industry. A stake in software & services firm Bill Holdings (-60%) also hurt. Five Below (-65%), a stock in the consumer discretionary distribution & retail category, was another performance headwind. Among banks, New York Community Bancorp (-76%) weighed on the fund's return as well. Lastly, Wolfspeed (-71%), a holding in the semiconductors & semiconductor equipment industry, futher weighed on the fund's return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 12, 2015 through July 31, 2024. Initial investment of $10,000. Fidelity® SAI Small-Mid Cap 500 Index Fund $10,000 $10,326 $11,608 $13,455 $14,162 $14,159 $20,812 $18,952 $20,529 $23,029 Russell SMID 500™ Index $10,000 $10,335 $11,622 $13,496 $14,206 $14,207 $20,895 $19,035 $20,592 $23,107 Russell 3000® Index $10,000 $10,538 $12,239 $14,245 $15,249 $16,916 $23,466 $21,741 $24,491 $29,653 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® SAI Small-Mid Cap 500 Index Fund 12.18% 10.21% 9.74% Russell SMID 500™ Index 12.21% 10.22% 9.78% Russell 3000® Index 21.07% 14.23% 12.87% A From August 12, 2015 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 12, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,734,459,634
Holdings Count | shares	506
Advisory Fees Paid, Amount	$ 1,752,006
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$1,734,459,634
Number of Holdings	506
Total Advisory Fee	$1,752,006
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 20.4 Financials 15.9 Consumer Discretionary 14.3 Information Technology 11.0 Health Care 9.5 Real Estate 7.5 Materials 6.9 Energy 5.1 Consumer Staples 3.9 Communication Services 3.4 Utilities 2.1 Common Stocks 100.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) United States 98.5 United Kingdom 0.4 Bermuda 0.3 Puerto Rico 0.2 Brazil 0.2 Belgium 0.2 Luxembourg 0.1 Japan 0.1 Finland 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Eqt Corp 0.7 Watsco Inc 0.6 Lennox International Inc 0.5 Packaging Corp of America 0.5 Textron Inc 0.5 EMCOR Group Inc 0.5 Reliance Inc 0.5 Avery Dennison Corp 0.5 Everest Group Ltd 0.5 Pure Storage Inc Class A 0.4 5.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Operating expenses •Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Operating expenses •Expense reductions
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity SAI U.S. Momentum Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI U.S. Momentum Index Fund
Class Name	Fidelity® SAI U.S. Momentum Index Fund
Trading Symbol	FUMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI U.S. Momentum Index Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Momentum Index Fund	$ 15	0.13%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, information technology gained 33% and contributed most to the fund's performance for the fiscal year. Industrials, which gained approximately 37%, also helped, benefiting from the capital goods industry (+44%), as did communication services, which advanced 36%, lifted by the media & entertainment industry (+35%). The health care sector rose about 43%, boosted by the pharmaceuticals, biotechnology & life sciences industry (+50%), while financials gained 34% and consumer discretionary advanced roughly 24%. Other contributors included the utilities (+81%), energy (+12%), materials (+18%), consumer staples (+16%) and real estate (+28%) sectors.
•Turning to individual stocks, the biggest contributor was Nvidia (+148%), from the semiconductors & semiconductor equipment category. Within the same group, Broadcom gained 84% and lifted the fund. In pharmaceuticals, biotechnology & life sciences, Eli Lilly gained 77% and contributed. In media & entertainment, Meta Platforms (+48%) boosted the fund. Lastly, in capital goods, General Electric (+88%) helped.
•In contrast, the biggest detractor was Intel (-12%), from the semiconductors & semiconductor equipment group. From the same group, ON Semiconductor (-36%) hurt. In software & services, Adobe (+1%) and CrowdStrike Holdings (+44%) hurt the fund's performance. Lastly, Tesla (-30%), from the automobiles & components industry, detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 9, 2017 through July 31, 2024. Initial investment of $10,000. Fidelity® SAI U.S. Momentum Index Fund $10,000 $10,980 $13,432 $14,363 $16,770 $22,301 $19,835 $21,024 MSCI USA Custom Momentum Composite Index $10,000 $11,002 $13,464 $14,416 $16,851 $22,435 $19,974 $21,212 MSCI USA Index $10,000 $10,768 $12,450 $13,375 $15,041 $20,620 $19,123 $21,529 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® SAI U.S. Momentum Index Fund 35.08% 14.61% 14.98% MSCI USA Custom Momentum Composite Index 35.04% 14.72% 15.11% MSCI USA Index 21.48% 14.35% 13.72% A From February 9, 2017 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 09, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 645,694,919
Holdings Count | shares	234
Advisory Fees Paid, Amount	$ 446,924
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$645,694,919
Number of Holdings	234
Total Advisory Fee	$446,924
Portfolio Turnover	104%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 30.9 Financials 15.4 Industrials 15.2 Communication Services 10.4 Consumer Discretionary 10.0 Health Care 9.8 Consumer Staples 4.1 Utilities 1.5 Materials 1.4 Energy 0.9 Real Estate 0.3 Common Stocks 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) United States 99.7 China 0.2 Brazil 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Broadcom Inc 5.2 Amazon.com Inc 5.2 NVIDIA Corp 5.1 Meta Platforms Inc Class A 4.9 Eli Lilly & Co 4.7 JPMorgan Chase & Co 3.8 Microsoft Corp 3.2 Costco Wholesale Corp 3.2 General Electric Co 2.3 Netflix Inc 1.9 39.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Real Estate Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Index Fund
Class Name	Fidelity® Real Estate Index Fund
Trading Symbol	FSRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Real Estate Index Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate Index Fund	$ 7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, retail real estate investment trusts gained about 14% and notably contributed to the fund's performance for the fiscal year. Exposure to health care REITs, which rose 17%, also helped, as did telecom tower firms, which advanced roughly 14%. Additional bright spots included the other specialized real estate industry (+23%), while self-storage and multi-family residential REITs were up 14% and 9%, respectively. Holdings in the data center (+8%), office (+19%), real estate services (+8%), industrial (+4%), hotel & resort (+3%) and diversified (+3%) categories bolstered performance as well.
•Turning to individual stocks, the biggest contributor was American Tower (+20%), within the telecom tower industry. A position in health care REIT Welltower (+39%) was another plus. Among other specialized real estate stocks, Iron Mountain gained 73% and boosted the fund's return as well. In retail, a stake in Simon Property Group (+30%) provided an added lift, as did real estate services firm CBRE Group (+35%).
•In contrast, holdings among timber REITs returned about -5% and detracted most. Unfavorable exposure to real estate operating companies (-23%) and real estate development (-9%) stocks also hurt.
•The biggest stock-specific detractor was health care REIT Medical Properties Trust (-46%). Within the real estate services industry, CoStar Group (-7%), Opendoor Technologies (-55%) and Zillow (-10%) pressured the fund's return as well. Lastly, diversified REIT W.P. Carey (-7%) also proved to be a performance challenge.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Fidelity® Real Estate Index Fund $10,000 $11,129 $13,433 $12,680 $13,174 $14,602 $12,216 $17,069 $16,350 $14,764 $16,333 Fidelity Real Estate Linked Index℠ $10,000 $11,129 $13,457 $12,695 $13,185 $14,621 $12,238 $17,133 $16,409 $14,825 $16,415 MSCI US IMI Real Estate 25/25 Index $10,000 $11,129 $13,433 $13,204 $13,810 $15,636 $14,843 $20,304 $19,446 $17,568 $19,453 S&P 500® Index $10,000 $11,121 $11,745 $13,629 $15,843 $17,108 $19,153 $26,134 $24,921 $28,165 $34,403 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Real Estate Index Fund 10.63% 2.27% 5.03% Fidelity Real Estate Linked Index℠ 10.73% 2.34% 5.08% MSCI US IMI Real Estate 25/25 Index 10.73% 4.46% -% S&P 500® Index 22.15% 15.00% 13.15% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,726,235,514
Holdings Count | shares	156
Advisory Fees Paid, Amount	$ 1,716,716
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$2,726,235,514
Number of Holdings	156
Total Advisory Fee	$1,716,716
Portfolio Turnover	5%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 36.0 Retail REITs 13.1 Residential REITs 12.8 Industrial REITs 11.8 Health Care REITs 10.6 Real Estate Management & Development 7.6 Office REITs 3.3 Hotel & Resort REITs 2.5 Diversified REITs 1.9 Common Stocks 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Prologis Inc 8.1 American Tower Corp 7.2 Equinix Inc 5.3 Welltower Inc 4.5 Simon Property Group Inc 3.6 Realty Income Corp 3.4 Crown Castle Inc 3.4 Public Storage Operating Co 3.2 Digital Realty Trust Inc 3.2 CBRE Group Inc Class A 2.4 44.3
Fidelity SAI U.S. Value Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI U.S. Value Index Fund
Class Name	Fidelity® SAI U.S. Value Index Fund
Trading Symbol	FSWCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI U.S. Value Index Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Value Index Fund	$ 12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, financials gained 33% and contributed most to the fund's performance for the fiscal year. Information technology stocks also helped (+23%). Energy rose 15%, industrials gained about 21%, lifted by the capital goods industry (+35%), and consumer discretionary advanced 23%. Other contributors included the communication services (+13%), materials (+8%), utilities (+105%) and real estate (-26%) sectors.
•In contrast, health care returned -3% and detracted most. This group was hampered by the pharmaceuticals, biotechnology & life sciences industry (-9%). Consumer staples (-3%) also hurt, held back by the consumer staples distribution & retail industry (-15%).
•Turning to individual stocks, the top contributor was JPMorgan Chase (+38%), from the banks group. Within the same category, Bank of America (+30%) and Wells Fargo (+32%) lifted the fund. Qualcomm, within the semiconductors & semiconductor equipment category, gained 39% and helped. Lastly, IBM (+39%), a stock in the software & services category, helped.
•Conversely, the biggest detractor was Bristol-Myers Squibb (-20%), from the pharmaceuticals, biotechnology & life sciences industry. Within the same group, Pfizer (-10%) hurt the fund. CVS Health (-16%) and Humana (-22%), within the health care equipment & services category, hurt. Lastly, Comcast (-6%), a stock in the media & entertainment industry, detracted.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 19, 2017 through July 31, 2024. Initial investment of $10,000. Fidelity® SAI U.S. Value Index Fund $10,000 $10,367 $10,431 $9,375 $13,348 $14,044 $14,991 $17,716 Fidelity U.S. Value Focus Index℠ $10,000 $10,382 $10,441 $9,377 $13,369 $14,083 $15,064 $17,800 S&P 500® Index $10,000 $10,621 $11,469 $12,841 $17,520 $16,708 $18,882 $23,064 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® SAI U.S. Value Index Fund 18.17% 11.17% 9.02% Fidelity U.S. Value Focus Index℠ 18.16% 11.26% 9.10% S&P 500® Index 22.15% 15.00% 13.46% A From December 19, 2017 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Dec. 19, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 4,113,484,200
Holdings Count | shares	204
Advisory Fees Paid, Amount	$ 1,879,685
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$4,113,484,200
Number of Holdings	204
Total Advisory Fee	$1,879,685
Portfolio Turnover	63%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.1 Information Technology 20.7 Energy 13.3 Health Care 12.9 Communication Services 8.6 Consumer Discretionary 5.9 Industrials 5.4 Materials 5.3 Consumer Staples 3.7 Real Estate 0.4 Utilities 0.2 Common Stocks 99.5 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) United States 99.2 Ireland 0.2 Bermuda 0.2 China 0.2 Peru 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Exxon Mobil Corp 3.8 JPMorgan Chase & Co 3.8 Chevron Corp 3.5 Bank of America Corp 3.3 Microsoft Corp 3.2 Apple Inc 3.2 NVIDIA Corp 2.8 Wells Fargo & Co 2.7 Cisco Systems Inc 2.6 International Business Machines Corp 2.4 31.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity SAI Real Estate Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Real Estate Index Fund
Class Name	Fidelity® SAI Real Estate Index Fund
Trading Symbol	FESIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Real Estate Index Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Real Estate Index Fund	$ 7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, retail real estate investment trusts gained 15% and notably contributed to the fund's performance for the fiscal year. Exposure to health care REITs, which rose 17%, also helped, as did telecom tower firms, which advanced roughly 13%. Further bolstering performance were holdings in the specialized real estate industry (+22%), while self-storage and multi-family residential REITs were up 17% and 10%, respectively. Stakes among data center (+5%), real estate services (+8%), office (+18%), industrial (+3%), hotel & resort (+4%) and diversified (+6%) REITs aided performance as well.
•Turning to individual stocks, the biggest contributor was American Tower (+20%), within the telecom tower industry. A position in health care REIT Welltower (+39%) was another plus. Among other specialized real estate stocks, Iron Mountain gained 69% and boosted the fund's return as well. In retail, a stake in Simon Property Group (+30%) provided an added lift, as did real estate services firm CBRE Group (+33%).
•In contrast, the fund's holdings in timber REITs returned about -6% and detracted most. Unfavorable exposure to real estate operating companies (-23%) and real estate development (-10%) stocks also hurt.
•The biggest stock-specific detractor was health care REIT Medical Properties Trust (-45%). Within the real estate services industry, CoStar Group (-7%), Opendoor Technologies (-53%) and Zillow (-10%) pressured the fund's return as well. Lastly, diversified REIT W.P. Carey (-3%) also proved to be a performance challenge.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 2, 2016 through July 31, 2024. Initial investment of $10,000. Fidelity® SAI Real Estate Index Fund $10,000 $12,152 $11,471 $11,915 $13,200 $11,083 $15,485 $14,829 $13,395 Fidelity Real Estate Linked Index℠ $10,000 $12,170 $11,482 $11,924 $13,223 $11,068 $15,495 $14,841 $13,408 MSCI US IMI Real Estate 25/25 Index $10,000 $12,152 $11,940 $12,488 $14,139 $13,422 $18,360 $17,496 $15,886 S&P 500® Index $10,000 $11,549 $13,402 $15,579 $16,823 $18,834 $25,699 $24,506 $27,696 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® SAI Real Estate Index Fund 10.30% 2.28% 4.70% Fidelity Real Estate Linked Index℠ 10.73% 2.34% 4.76% MSCI US IMI Real Estate 25/25 Index 10.73% 4.46% -% S&P 500® Index 22.15% 15.00% 15.42% A From February 2, 2016 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 02, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,578,643
Holdings Count | shares	155
Advisory Fees Paid, Amount	$ 56,242
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$2,578,643
Number of Holdings	155
Total Advisory Fee	$56,242
Portfolio Turnover	7%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Specialized REITs 35.6 Retail REITs 13.0 Residential REITs 12.6 Industrial REITs 11.7 Health Care REITs 10.4 Real Estate Management & Development 7.5 Office REITs 3.3 Hotel & Resort REITs 2.4 Diversified REITs 2.0 Common Stocks 98.5 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) United States 100.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Prologis Inc 8.0 American Tower Corp 7.1 Equinix Inc 5.2 Welltower Inc 4.3 Simon Property Group Inc 3.5 Realty Income Corp 3.4 Crown Castle Inc 3.3 Public Storage Operating Co 3.2 Digital Realty Trust Inc 3.2 CBRE Group Inc Class A 2.4 43.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Operating expenses •Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Operating expenses •Expense reductions
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity SAI U.S. Large Cap Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI U.S. Large Cap Index Fund
Class Name	Fidelity® SAI U.S. Large Cap Index Fund
Trading Symbol	FLCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI U.S. Large Cap Index Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI U.S. Large Cap Index Fund	$ 2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. equities gained for the 12 months ending July 31, 2024, driven by resilient corporate profits, a frenzy over generative artificial intelligence and the Federal Reserve's likely pivot to cutting interest rates later this year.
•Against this backdrop, information technology gained 35% and contributed most to the fund's performance for the fiscal year. Financials, which gained 26%, also helped, as did communication services, which advanced 30%, lifted by the media & entertainment industry (+30%). The health care sector rose about 14%, boosted by the pharmaceuticals, biotechnology & life sciences industry (+18%), while industrials gained approximately 18% and consumer discretionary advanced 12%. Other contributors included the consumer staples (+8%), energy (+10%), utilities (+12%), real estate (+12%) and materials (+10%) sectors.
•Turning to individual stocks, the top contributor was Nvidia (+151%), from the semiconductors & semiconductor equipment industry. Another notable contributor was Microsoft (+25%), a stock in the software & services industry. Amazon.com (+39%), from the consumer discretionary distribution & retail category, helped. Another notable contributor was Alphabet (+30%), a stock in the media & entertainment group. Lastly, Apple, within the technology hardware & equipment group, gained about 13% and also helped.
•Conversely, the biggest detractor was Tesla (-14%), from the automobiles & components category. In consumer durables & apparel, Nike returned -31% and hindered the fund. Another notable detractor was United Parcel Service (-27%), a stock in the transportation group. CrowdStrike Holdings (-39%), a stock in the software & services industry, hurt the fund's performance. Lastly, in capital goods, Boeing returned approximately -20% and hurt the fund's performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 2, 2016 through July 31, 2024. Initial investment of $10,000. Fidelity® SAI U.S. Large Cap Index Fund $10,000 $11,550 $13,401 $15,574 $16,816 $18,807 $25,659 $24,459 $27,635 S&P 500® Index $10,000 $11,549 $13,402 $15,579 $16,823 $18,834 $25,699 $24,506 $27,696 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® SAI U.S. Large Cap Index Fund 22.14% 14.95% 15.39% S&P 500® Index 22.15% 15.00% 15.42% A From February 2, 2016 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 02, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,911,051,242
Holdings Count | shares	507
Advisory Fees Paid, Amount	$ 1,842,847
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$14,911,051,242
Number of Holdings	507
Total Advisory Fee	$1,842,847
Portfolio Turnover	40%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 31.3 Financials 13.0 Health Care 11.8 Consumer Discretionary 10.0 Communication Services 8.8 Industrials 8.4 Consumer Staples 5.8 Energy 3.7 Utilities 2.4 Real Estate 2.3 Materials 2.2 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) United States 99.5 Ireland 0.4 China 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Apple Inc 6.9 Microsoft Corp 6.7 NVIDIA Corp 6.3 Amazon.com Inc 3.7 Meta Platforms Inc Class A 2.2 Alphabet Inc Class A 2.2 Alphabet Inc Class C 1.8 Berkshire Hathaway Inc Class B 1.8 Broadcom Inc 1.6 Tesla Inc 1.4 34.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: •Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec